Cover	Feb. 26, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 26, 2024
Entity File Number	001-40259
Entity Registrant Name	NOCTURNE ACQUISITION CORPORATION
Entity Central Index Key	0001837344
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	P.O. Box 25739
Entity Address, City or Town	Santa Ana
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91799
City Area Code	(650)
Local Phone Number	953-0312
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Ordinary Share, par value $0.0001, and one right
Title of 12(b) Security	Units, each consisting of one Ordinary Share, par value $0.0001, and one right
Trading Symbol	MBTCU
Security Exchange Name	NASDAQ
Ordinary Shares included as part of the Units
Title of 12(b) Security	Ordinary Shares included as part of the Units
Trading Symbol	MBTC
Security Exchange Name	NASDAQ
Rights included as part of the Units
Title of 12(b) Security	Rights included as part of the Units
Trading Symbol	MBTCR
Security Exchange Name	NASDAQ